Expense Example - AZL T. Rowe Price Capital Appreciation Fund - AZL T. Rowe Price Capital Appreciation Fund Class 1	Apr. 30, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 105
Expense Example, with Redemption, 3 Years	339
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	$ 1,313